Fair Values of Credit Substitutes by Type of Instrument (Detail) In Millions	Mar. 31, 2011 USD ($)	Mar. 31, 2011 INR	Mar. 31, 2010 INR	Mar. 31, 2011 Fair Values Of Credit Substitutes USD ($)	Mar. 31, 2011 Fair Values Of Credit Substitutes INR	Mar. 31, 2010 Fair Values Of Credit Substitutes INR	Mar. 31, 2011 Fair Values Of Credit Substitutes Debentures INR	Mar. 31, 2010 Fair Values Of Credit Substitutes Debentures INR	Mar. 31, 2011 Fair Values Of Credit Substitutes Commercial paper INR	Mar. 31, 2010 Fair Values Of Credit Substitutes Commercial paper INR
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 14,302.8	637,047.1	481,538.8	$ 326.1	14,526.6	2,429.2	2,622.2	2,233.6	11,904.4	195.6
Fair Value	$ 14,115.5	628,704.9	481,398.8	$ 325.3	14,491.1	2,476.3	2,584.3	2,279.2	11,906.8	197.1